Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

	For the years ended December 31,
	2016	2015	2014
Voyage expenses:
Commissions	$4,816	$4,421	$3,597
Bunkers	2,601	1,753	1,802
Port expenses	892	259	166
Other	1,971	457	680
Total	$10,280	$6,890	$6,245

Vessel operating expenses:
Crew costs and related costs	$37,342	$31,788	$28,945
Insurance expense	5,772	5,004	4,502
Spares, repairs, maintenance and other expenses	11,688	11,521	6,710
Stores and lubricants	8,203	7,790	6,535
Management fees (Note 4)	10,661	11,219	12,475
Vetting, insurances, spares and repairs (Note 4)	205	489	840
Other operating expenses	3,632	2,522	2,022
Total	$77,503	$70,333	$62,029